Summary of Goodwill Balances and Activity - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for definite-lived intangibles	$ 1.4	$ 1.4	$ 1.7